Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax assets:
Acquisition costs	$ 22,651	$ 23,866
Net operating loss	222,702	197,241
Self-insurance	7,912	7,507
Deferred revenue	1,077	3,337
Other	5,736	2,477
Total deferred income tax assets	260,078	234,428
Deferred income tax liabilities:
Property and equipment	(199,836)	(146,002)
Goodwill	(21,028)	(14,030)
Amortization	(11,307)	(8,429)
Other	(4,146)	(3,872)
Total deferred income tax liabilities	(236,317)	(172,333)
Net deferred income tax assets	$ 23,761	$ 62,095